Capital Stock Disclosure	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes
Capital Stock Disclosure

NOTE 4 - CAPITAL STOCK

Authorized Stock

The Company has authorized 100,000,000 common shares with a par value of $0.0001 per share and 25,000,000 preferred shares with a par value of $0.0001 per preferred share.  Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholder of the corporation is sought. The rights, preferences and restrictions of the preferred shares will be defined by the Company’s Board of Directors when and if the preferred shares are issued.

Share Issuances

On May 13, 2010, the Company issued 14,112,250 common shares valued at $.0001 each to the three founders of the Company as compensation for services rendered to the Company. The shares issued were accounted for in accordance with the provisions of ASC Topic 718, Compensation - Stock-Compensation, under the prospective method, which requires the Company to recognize expense for all share-based compensation awards granted to employees. Compensation expense is determined based on the grant date fair value of share-based compensation awards and is recognized on a straight-line basis over the requisite service period of the award.

In the absence of any objective indicators of fair value of the shares we issued to our founders, or the services our founders provided in starting our Company, the shares issued to them were valued at their par value, or $1,411. This expense was recognized at the date of issue.

On September 29, 2010, the Company sold 590,000 common shares to a group of 35 private investors at a price of $0.10 per share.

NOTE 3 - CAPITAL STOCK

Authorized Stock

The Company has authorized 100,000,000 common shares with a par value of $0.0001 per share and 25,000,000 preferred shares with a par value of $0.0001 per preferred share.  Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholder of the corporation is sought. The rights, preferences and restrictions of the preferred shares will be defined by the Company’s Board of Directors when and if the preferred shares are issued.

Incentive Compensation Plan

The Company has adopted the 2010 Incentive Compensation Plan to provide stock options, stock issuances and other equity interests to employees, officers, directors, consultants, independent contractors, advisors and other persons who have made or are expected to make contributions to the Company. Under the plan, 5,000,000 shares have been reserved for issuance pursuant to awards thereunder. To date, no awards have been granted under the plan.